Related Party Transactions - Related Party Costs and Expenses (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Operating expenses from other related parties		$ 515	$ 487
Total income (expenses)		(19,621)	(8,249)	$ (21,761)
KNOT Management
Related Party Transaction
Administration fee		1,131	1,280	1,434
KOAS [Member]
Related Party Transaction
Administration fee		$ 654	663	583
Margin rate on administration cost		5.00%
KOAS UK [Member]
Related Party Transaction
Administration fee		$ 118	116	123
KNOT [Member]
Related Party Transaction
Time charter income from KNOT		4,883	15,910
Guarantee income from KNOT				749
Vessel operating expenses		14,693	14,489	13,719
Technical and operational management fee from KNOT Management to Vessels		7,342	6,954	6,491
Administration fee		49	$ 170	$ 161
KNOT [Member] | Bodil Knutsen [Member]
Related Party Transaction
Period of related party guarantee of payment of hire rate	5 years
KNOT [Member] | Windsor Knutsen [Member]
Related Party Transaction
Period of related party guarantee of payment of hire rate	5 years
AS Marin Elektro
Related Party Transaction
Operating expenses from other related parties		39,993
Level Power & Automation AS
Related Party Transaction
Operating expenses from other related parties		$ 47,399